INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Tables
Intangible assets

Intangible assets as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011

Technology license	$92,112	$117,112
Less: accumulated amortization	(36,865)	(55,957)
Intangibles, net	$55,247	$61,155